EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 21, 2012 (Accession
No. 0001193125-12-511740), to the Prospectus dated October 31, 2012, for Legg Mason Strategic Real Return Fund, a series of Legg Mason Global Asset Management Trust.